Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Goodwill

Goodwill
(EUR’000)
Cost:
At January 1, 2018	3,495
Additions	—
December 31, 2018	3,495
Additions	—
December 31, 2019	3,495

Accumulated impairment:
At January 1, 2018	—
Impairment charge	—
At December 31, 2018	—
Impairment charge	—
At December 31, 2019	—

Carrying amount:
At December 31, 2018	3,495
At December 31, 2019	3,495